Loan Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loan Receivable

13. LOAN RECEIVABLE

	December 31, 2019	December 31 2018
Loan receivable	$-	$2,180,655
	$-	$2,180,655

In September 2018, the Company entered into loan agreement with a certain unrelated party, under which the Company loaned a total of $2,180,655 to this third party with interest rate of 6.09% per annum. The loan matured on December 31, 2019, and the loan principal was fully collected as of December 31, 2019. The interest income for the year ended December 31, 2019 and 2018 was approximately $132,000 and $33,000, respective, and was fully collected in April 2020.